Other disclosures - Fair value of financial assets not at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 184,596	€ 191,124		€ 199,351
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	995,482	946,099		916,504
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,005,554	952,108		926,739
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10,907	20,898		10,994
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	149,711	140,659		124,178
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	92,016	99,337		155,527
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	6,651	4,473	€ 3,546	1,363	€ 1,349
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	902,631	831,873		760,218
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	965,693	908,403		885,470
Loans and advances | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	975,523	914,013		895,645
Loans and advances | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0		0
Loans and advances | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	82,045	88,091		141,839
Loans and advances | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	893,478	825,922		753,806
Debt instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	184,596	191,124		199,351
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	29,789	37,696		31,034
Debt instruments | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	30,031	38,095		31,094
Debt instruments | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10,907	20,898		10,994
Debt instruments | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	9,971	11,246		13,688
Debt instruments | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 9,153	€ 5,951		€ 6,412